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                       PAINEWEBBER LIFE INSURANCE COMPANY
           ADMINISTRATIVE OFFICE: 601 6TH AVE. DES MOINES, IOWA 50309



                                                                 August 29, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     PaineWebber Life Variable Annuity Account
        File Number:  811-7536
        Rule 30b2-1 Filing

Commissioners:

        As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), PaineWebber Life Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report of the underlying management investment company, Brinson Series Trust (formally known as the Mitchell Hutchins Series Trust). This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

        Pursuant to Rule 30e-1 under the Act, on August 29, 2001, Brinson Series Trust filed its semi-annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.


                                                          Sincerely,



                                                          /s/ Gerianne J. Silva
                                                          Gerianne J. Silva

cc: Kimberly J. Smith